Segmented Information (Details) - CAD ($)	Aug. 31, 2019	Aug. 31, 2018
Assets	$ 38,118,925	$ 53,235,140
Long term assets	33,983,609	51,912,833
Canada
Assets	3,567,316	373,960
Long term assets	14,731	9,757
Tanzania
Assets	34,551,609	52,861,180
Long term assets	$ 33,968,878	$ 51,903,076